Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Dividends to common stockholders (in dollars per share)	$ 0.20	$ 0.80